Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Basis of Presentation [Text Block]

1.              Basis of Presentation

These unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles for interim financial reporting and the rules and regulations of the Securities and Exchange Commission. They do not include all information and footnotes required by United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statement disclosure. Operating results for the thirteen week period ended March 29, 2014 are not necessarily indicative of the results that may be expected for the year ending December 27, 2014. These interim unaudited consolidated financial statements should be read in conjunction with the information included in the Company’s Form 10-K filed on March 28, 2014 with the U.S. Securities and Exchange Commission.

Effective fiscal 2013, the Company began to report quarterly results on a 4-4-5 basis, with the quarter ending on the Saturday closest to the last day of each third month. In fiscal 2014, the Company's first quarter ended on March 29, 2014, the second quarter will end on June 28, 2014, the third quarter will end on September 27, 2014 and the fourth quarter will end on December 27, 2014.

In the opinion of management, the accompanying interim balance sheet and related interim statement of operations and cash flows include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with U.S. GAAP. Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management’s estimates and assumptions.

The Company’s consolidated financial statements are prepared using U.S. GAAP applicable to a going concern, which contemplates the realization of assets and payment of liabilities in the normal course of business. The Company has incurred losses since inception of $49,998,644 and further losses are anticipated in the development of its business. There can be no assurance that the Company will be able to achieve or maintain profitability. At March 29, 2014 there is a working capital deficiency of $855,510 and future operations are dependent on raising additional funding from debt or equity financings. These factors raise substantial doubt as to the Company's ability to continue as a going concern.

The Company evaluated events occurring between March 29, 2014 and the date financial statements were issued.

Recent accounting pronouncements with future effective dates are not expected to have an impact on the Company’s financial statements.

1.	Nature of Operations and Basis of Presentation

CRAiLAR Technologies Inc. (the “Company”) was incorporated in the Province of British Columbia, Canada, on October 6, 1998, and is in the business of technological development and of natural sustainable fibers. Effective October 1, 2009, the Company decided to exit the apparel business, which operated under the brand “HTnaturals”. As a result, the Company re-entered the development stage and has focused on its CRAiLAR ® technology.

The Company’s shares of common stock trade under the symbol “CL”, on the TSX Venture Exchange (“TSX-V”) and under the symbol “CRLRF” on the OTCQB.

Going concern

The Company’s consolidated financial statements are prepared using generally accepted accounting principles (“GAAP”) in the United States of America applicable to a going concern, which contemplates the realization of assets and payment of liabilities in the normal course of business. The Company has incurred losses since inception of $47,422,847 and further losses are anticipated in the development of its business. There can be no assurance that the Company will be able to achieve or maintain profitability. Accordingly, these factors raise doubt as to the Company’s ability to continue as a going concern. During 2013 the Company raised $2,119,146 from equity funding for capacity expansion and working capital requirements. The Company plans to raise additional financing in 2014 through equity placements for future capacity expansion. However, there can be no assurance that capital will be available or, if the capital is available, that it will be on terms acceptable to the Company.